Federated Hermes Equity Income Fund, Inc.
Portfolio of Investments
February 28, 2021 (unaudited)
Shares			Value
		COMMON STOCKS—98.5%
		Communication Services—7.5%
475,695		AT&T, Inc.	$13,267,134
374,642		Comcast Corp., Class A	19,751,126
113,595	[1]	T-Mobile USA, Inc.	13,627,992
93,811		Walt Disney Co.	17,734,031
		TOTAL	64,380,283
		Consumer Discretionary—10.0%
189,036	[1]	Bloomin Brands, Inc.	4,695,654
295,366		General Motors Co.	15,161,137
23,673		Home Depot, Inc.	6,115,683
203,660		Las Vegas Sands Corp.	12,749,116
437,785		Levi Strauss & Co.	10,182,879
19,309		McDonald’s Corp.	3,980,357
90,395	[1]	Royal Caribbean Cruises, Ltd.	8,431,142
81,412		Target Corp.	14,934,217
145,552		Travel + Leisure Co.	8,795,707
		TOTAL	85,045,892
		Consumer Staples—6.4%
48,237		Constellation Brands, Inc., Class A	10,329,471
311,379		Kraft Heinz Co./The	11,327,968
47,561		Procter & Gamble Co.	5,875,211
282,779		The Coca-Cola Co.	13,853,343
104,397		WalMart, Inc.	13,563,258
		TOTAL	54,949,251
		Energy—6.2%
194,659		Chevron Corp.	19,465,900
223,976		ConocoPhillips	11,648,992
81,523		Exxon Mobil Corp.	4,432,406
99,790		Phillips 66	8,287,559
313,758		Schlumberger Ltd.	8,756,986
		TOTAL	52,591,843
		Financials—20.8%
811,700		Bank of America Corp.	28,174,107
174,977		Capital One Financial Corp.	21,030,486
528,564		Citizens Financial Group, Inc.	22,960,820
68,819		Everest Re Group Ltd.	16,641,122
58,795		Goldman Sachs Group, Inc.	18,783,826
224,133		JPMorgan Chase & Co.	32,985,654
151,183		LPL Investment Holdings, Inc.	19,886,612
147,281		VOYA Financial, Inc..	8,878,099
231,908		Wells Fargo & Co.	8,388,112
		TOTAL	177,728,838
		Health Care—11.0%
53,383		AbbVie, Inc.	5,751,484
190,588		AstraZeneca PLC, ADR	9,220,647
121,248	[1]	Horizon Therapeutics PLC	11,022,656
39,345	[1]	IQVIA Holdings, Inc.	7,585,323
97,324		Johnson & Johnson	15,421,961

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
125,990		Medtronic PLC	$14,737,050
49,717		UnitedHealth Group, Inc.	16,516,982
83,713		Zimmer Biomet Holdings, Inc.	13,650,242
		TOTAL	93,906,345
		Industrials—11.4%
156,886	[1]	Alaska Air Group, Inc.	10,200,728
105,264		Eaton Corp. PLC	13,704,320
1,928,998		General Electric Co.	24,189,635
99,510		Honeywell International, Inc.	20,135,849
117,916		Jacobs Engineering Group, Inc.	13,569,773
77,000		Union Pacific Corp.	15,858,920
		TOTAL	97,659,225
		Information Technology—12.6%
137,416	[1]	Akamai Technologies, Inc.	12,985,812
93,273		Analog Devices, Inc.	14,533,799
211,130		Avnet, Inc.	8,037,719
39,148		Broadcom, Inc.	18,394,471
119,837		Fidelity National Information Services, Inc.	16,537,506
88,632	[1]	Lumentum Holdings, Inc.	7,976,880
70,248		Microsoft Corp.	16,324,230
71,904		Motorola, Inc.	12,617,714
		TOTAL	107,408,131
		Materials—5.7%
322,978		Cleveland-Cliffs, Inc.	4,308,527
201,570		DuPont de Nemours, Inc.	14,174,402
369,987	[1]	Freeport-McMoRan, Inc.	12,546,259
302,055		Huntsman Corp.	8,246,102
39,582		Linde PLC	9,668,695
		TOTAL	48,943,985
		Real Estate—3.3%
54,914		Cyrusone, Inc.	3,604,006
5,725		Equinix, Inc.	3,711,747
263,967		Invitation Homes, Inc.	7,691,998
99,835		National Retail Properties, Inc.	4,376,766
93,259		ProLogis, Inc.	9,239,169
		TOTAL	28,623,686
		Utilities—3.6%
139,250		Dominion Energy, Inc.	9,513,560
147,080		NextEra Energy, Inc.	10,807,438
86,673		Sempra Energy	10,052,335
		TOTAL	30,373,333
		TOTAL COMMON STOCKS (IDENTIFIED COST $656,086,453)	841,610,812
		INVESTMENT COMPANY—0.9%
7,473,758		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[2] (IDENTIFIED COST $7,476,001)	7,476,001
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $663,562,454)	849,086,813
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	4,934,246
		TOTAL NET ASSETS—100%	$854,021,059

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 11/30/2020	$8,088,883
Purchases at Cost	$50,476,998
Proceeds from Sales	$(51,089,446)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$(434)
Value as of 2/28/2021	$7,476,001
Shares Held as of 2/28/2021	7,473,758
Dividend Income	$235

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At February 28, 2021, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt